Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 — SUBSEQUENT EVENTS

On April 17, 2019, the Company issued 231,133 shares of warrants to purchase up to an aggregate of 231,133 shares of common stock, par value $0.001 per share, for a period of three years from the date of issuance, April 17, 2022, at an exercise price of $0.08 per share, subject to adjustments as set forth in the warrant

NOTE 17 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet date but before the consolidated financial statements are issued and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements.